Expense Example	Nov. 01, 2024 USD ($)
DSS AmericaFirst Total Return Bond Fund | DSS AmericaFirst Total Return Bond Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 559
Expense Example, with Redemption, 3 Years	2,306
Expense Example, with Redemption, 5 Years	3,910
Expense Example, with Redemption, 10 Years	7,368
DSS AmericaFirst Total Return Bond Fund | DSS AmericaFirst Total Return Bond Fund Class U
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	311
Expense Example, with Redemption, 3 Years	2,237
Expense Example, with Redemption, 5 Years	3,978
Expense Example, with Redemption, 10 Years	7,629
DSS AmericaFirst Total Return Bond Fund | DSS AmericaFirst Defensive Growth Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	1,860
Expense Example, with Redemption, 5 Years	3,517
Expense Example, with Redemption, 10 Years	7,121
DSS AmericaFirst Income Fund | DSS AmericaFirst Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	655
Expense Example, with Redemption, 3 Years	1,250
Expense Example, with Redemption, 5 Years	1,870
Expense Example, with Redemption, 10 Years	3,534
DSS AmericaFirst Income Fund | DSS AmericaFirst Income Fund Class U
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	509
Expense Example, with Redemption, 3 Years	1,253
Expense Example, with Redemption, 5 Years	2,018
Expense Example, with Redemption, 10 Years	4,019
DSS AmericaFirst Income Fund | DSS AmericaFirst Income Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	253
Expense Example, with Redemption, 3 Years	821
Expense Example, with Redemption, 5 Years	1,416
Expense Example, with Redemption, 10 Years	3,026
DSS AmericaFirst Monthly Risk-On Risk-Off Fund | DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	777
Expense Example, with Redemption, 3 Years	1,525
Expense Example, with Redemption, 5 Years	2,291
Expense Example, with Redemption, 10 Years	4,287
DSS AmericaFirst Monthly Risk-On Risk-Off Fund | DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	582
Expense Example, with Redemption, 3 Years	1,488
Expense Example, with Redemption, 5 Years	2,402
Expense Example, with Redemption, 10 Years	4,723
DSS AmericaFirst Monthly Risk-On Risk-Off Fund | DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	302
Expense Example, with Redemption, 3 Years	1,045
Expense Example, with Redemption, 5 Years	1,809
Expense Example, with Redemption, 10 Years	3,815
DSS AmericaFirst Alpha Trends Factor Fund | DSS AmericaFirst Alpha Trends Factor Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	715
Expense Example, with Redemption, 3 Years	1,796
Expense Example, with Redemption, 5 Years	2,865
Expense Example, with Redemption, 10 Years	5,485
DSS AmericaFirst Alpha Trends Factor Fund | DSS AmericaFirst Alpha Trends Factor Fund Class U
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	543
Expense Example, with Redemption, 3 Years	1,782
Expense Example, with Redemption, 5 Years	2,989
Expense Example, with Redemption, 10 Years	5,870
DSS AmericaFirst Alpha Trends Factor Fund | DSS AmericaFirst Alpha Trends Factor Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	202
Expense Example, with Redemption, 3 Years	1,293
Expense Example, with Redemption, 5 Years	2,376
Expense Example, with Redemption, 10 Years	$ 5,057